Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Profit or loss [abstract]
Revenue	$ 298,895	$ 215,187
Cost of mine operations
Production costs	108,363	88,574
Depreciation and amortization	31,014	27,286
Mineral resource taxes	7,359	5,275
Government fees and other taxes	16,009	2,641
General and administrative	12,599	10,822
Cost of sales	175,344	134,598
Income from mine operations	123,551	80,589
Corporate general and administrative	17,565	14,095
Property evaluation and business development	3,333	807
Foreign exchange loss	581	337
Gain on investments	(12,451)	(7,677)
Loss on derivative liabilities	9,011
Share of loss in associates	2,806	2,692
Dilution gain on investment in associate		(733)
Impairment of investment in associate		4,251
Loss on disposal of plant and equipment	163	45
Other (income) expense	(609)	2,851
Income from operations	103,152	63,921
Finance income	8,518	6,247
Finance costs	(6,713)	(213)
Income before income taxes	104,957	69,955
Income tax expense	26,188	20,277
Net income	78,769	49,678
Attributable to:
Equity holders of the Company	58,190	36,306
Non-controlling interests	20,579	13,372
Net income	$ 78,769	$ 49,678
Earnings per share attributable to the equity holders of the Company
Basic earnings per share (in Dollars per share)	$ 0.29	$ 0.21
Diluted earnings per share (in Dollars per share)	$ 0.28	$ 0.2
Weighted Average Number of Shares Outstanding - Basic (in Shares)	204,008,035	176,997,360
Weighted Average Number of Shares Outstanding - Diluted (in Shares)	206,301,970	179,137,610